MERRILL LYNCH RETIREMENT OPTIMIZERSM

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A

MERRILL LYNCH RETIREMENT OPTIMIZERSM

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A

Supplement dated November 16, 2020

to the

Prospectus dated May 1, 2004

MERRILL LYNCH INVESTOR CHOICE ANNUITYSM (INVESTOR SERIES)

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A

MERRILL LYNCH INVESTOR CHOICE ANNUITYSM (INVESTOR SERIES)

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A

Supplement dated November 16, 2020

to the

Prospectus dated May 1, 2014

This Supplement updates certain information in the above referenced prospectuses (the ‘‘Prospectuses’’). You should read this Supplement in conjunction with the applicable Prospectus and retain it for future reference. Except as indicated in this Supplement, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of the applicable Prospectus or any supplement without charge upon request. Please contact our Administrative Office referenced in the Prospectus.

Subject to shareholder approval, effective December 1, 2020, based on changes to the underlying portfolio, the following name and subadvisor change will occur:

EXISTING SUBACCOUNT NAME	NEW SUBACCOUNT NAME	EXISTING ADVISOR/SUBADVISOR	NEW ADVISOR/SUBADVISOR
TA Barrow Hanley Dividend Focused	TA Aegon Sustainable Equity Income	Barrow, Hanley, Mewhinney, & Strauss, LLC	Aegon Asset Management UK

The subadvisor change will not result in any change in the investment objective, policies, or fees of the applicable Subaccount.

This Supplement must be accompanied or preceded by the current Prospectus.

Please read this Supplement carefully and retain it for future reference.